Certain risks and concentration - Summary of Changes In Financial Asset Measured Using Level 3 Input on a Non-recurring Basis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Certain risks and concentration
Disposal during the year	$ (1,936)
Balance at the end of year	3,179
Level 3
Certain risks and concentration
Balance at the beginning of year	2,970
Disposal during the year	(1,936)
Impairment on investments	$ (1,034)